Related Party Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Debt

5. Related Party Debt

The Company’s outstanding related party debt at September 30, 2013 consisted of $2.6 million from Gaiam and $4.2 million from Riverside.

The Gaiam loans mature as follows: $1.0 million on April 26, 2014 and $1.6 million on April 30, 2014. These loans bear interest at an annual rate of 10% and are subordinated to the Company’s SVB Loan. On April 23, 2013, the Company entered into a conversion agreement with Gaiam pursuant to which the principal amount of Gaiam’s $1.7 million promissory note dated March 27, 2013 was reduced by $100,000 in exchange for 62,111 shares of Class A common stock. The conversion ratio was determined based on the closing market price of the Company’s Class A common stock on the date of the agreement.

On May 21, 2013, the Company and Riverside extended the maturity dates of two loans in the aggregate principal amount of $3.2 million made by Riverside to the Company. The maturity date of a $3.0 million loan was extended from May 4, 2014 to September 3, 2014 and the maturity date of a $150,000 loan was extended from June 20, 2014 to October 29, 2014. These loans bear interest at an annual rate of 10% and are subordinated to the Company’s SVB Loan.

Accrued interest on the Company’s related party debt was $610,000 at September 30, 2013 and is reported in accrued liabilities on our condensed consolidated balance sheet.

Gaiam and Riverside hold approximately 9.9% and 25.8% of the Company’s outstanding Class A common stock, respectively, as of September 30, 2013. Each is also a creditor of the Company. Pursuant to the terms of a Shareholders Agreement, Gaiam and Riverside each has the right to designate a certain number of individuals for appointment or nomination to our Board of Directors, tied to their respective ownership of our Class A common stock.

The table below details transactions, based on Forms 4 filed by Gaiam with the Securities and Exchange Commission, during the nine months ended September 30, 2013, initiated by Gaiam relative to the Company’s Class A shares:

Transaction Date	Transaction	Number of Shares
May 28, 2013	Sold	5,994,500
September 13, 2013	Sold	1,000,000

On June 11, 2013, Gaiam’s Chairperson resigned as the Company’s Chairperson. There are no amounts payable to Gaiam, other than debt and accrued interest, as of September 30, 2013.

Subsequent Event

On November 5, 2013, the Company entered into an agreement with Gaiam and Riverside whereby Gaiam agreed that upon receipt of an amount equal to $2.1 million all of the Company’s outstanding indebtedness and obligations under the Amended and Restated Promissory Note dated March 27, 2013 in the original principal amount of $1.7 million and the Amended and Restated Promissory Note dated March 27, 2013 in the original principal amount of $1.0 million will be repaid in full.

The balance of the Company’s indebtedness owed to Gaiam under these notes as of the date of the agreement was $2.6 million. The agreement also provides that the aggregate principal amount outstanding under the Gaiam Notes immediately before repayment will be reduced by $200,000 to reflect that Gaiam will be deemed to have purchased from the Company the Company’s tenant leasehold improvements pursuant to and in accordance with the terms of the Second Amendment to Lease, dated March 28, 2013, between the Company and Gaiam for the Company’s Louisville, Colorado office building. Therefore, the payoff results in a discount of $300,000. The Company used the proceeds of the term loan under the SVB Loan together with other available cash on hand to make the $2.1 million payment to Gaiam.

8. Related Party Debt

Our related party debt at December 31, 2012 consisted of $4.15 million from Riverside Renewable Energy Investments, LLC (“Riverside”) and $2.7 million from Gaiam, Inc. (“Gaiam”). At December 31, 2011, our related party debt was comprised of $1.7 million from Gaiam. As of December 31, 2012, the Riverside loans were due as follows: $1.0 million by April 26, 2013, $3.0 million by May 4, 2013, and $150 thousand by June 20, 2013. The Gaiam loans were due as follows: $1.0 million by April 26, 2013 and $1.7 million by April 30, 2013. These loans bear interest at an annual rate of 10%. If we repay the $3.0 million and $150 thousand loans owed to Riverside on or before their respective maturity date, the accrued interest is waived. As conditions for Gaiam extending the maturity date of its existing $1.7 million loan to us from December 30, 2012 to April 30, 2013 and loaning us an additional $1.0 million, we had to pay all interest owed on the existing Gaiam loan of $1.7 million, execute and deliver to Gaiam in the near future an option agreement, reasonably acceptable to both parties, permitting Gaiam to purchase for $0.2 million all tenant improvements constructed by us in our principal office space leased by us from Gaiam; and amend our facility lease with Gaiam to cancel, effective December 31, 2012, the $3 per square foot credit set forth in the current lease.

Each of the $1.0 million promissory notes entered into with Gaiam and Riverside during December 2012 also include certain customary language making the loans payable upon the occurrence of certain events, such as insolvency or bankruptcy. Also, if we complete a sale of at least $50,000 of capital stock, then each creditor has the option of converting all or any portion of the principal and interest owing on the loan in question into securities in such sale at the same purchase price as paid by other purchasers in such sale. If we fail to make payment of the principal and all interest owing on one or both of these loans within 10 days of when due, then the creditor has the option to acquire an undivided 50% interest in our real property located in Hopland, California (including all land and buildings) in exchange for cancellation of such principal and interest. This option is conditioned upon (1) the approval of the transaction by our disinterested directors, and (2) the consent of our senior creditor, Silicon Valley Bank. The loans are unsecured and subordinated to our indebtedness owed to unaffiliated creditors. Subject to the rights of senior debt, we have the right to prepay the loans at any time without premium or penalty.

On March 27, 2013, the maturity dates for these loans were extended and Gaiam’s $1.7 million loan is now due April 30, 2014, Riverside’s $3.0 million loan is due May 4, 2014, Riverside’s $150 thousand loan is due June 20, 2014 and each of the $1.0 million loans are due April 26, 2014.

Accrued interest on our related party debt was $0.2 million at December 31, 2012 and is reported in accrued liabilities on our consolidated balance sheet.

Gaiam owns approximately 37% of our currently outstanding Class A common stock and is one of our creditors. Riverside owns approximately 29% of our currently outstanding Class A common stock and is one of our creditors. Pursuant to the terms of a Shareholders Agreement, Gaiam and Riverside each has the right to designate a certain number of individuals for appointment or nomination to our Board of Directors, tied to their respective ownership of our Class A common stock.

Payable to Gaiam
Related Party Debt

7. Payable to Gaiam

We are engaged in several related party transactions with Gaiam. Gaiam is the owner of approximately 37% of our issued and outstanding shares of Class A common stock. Our Chairman, Jirka Rysavy, also serves as the Chairman of Gaiam and is a significant shareholder of Gaiam.

We have and will continue to have a need for certain services to be provided by Gaiam under our Intercorporate Services Agreement and Industrial Building Lease Agreement for our corporate headquarters. These services may include, but are not limited to, administrative, technical accounting advisory, public financial reporting and certain occupancy and related office services as required from time to time. We have determined that it is not cost effective to obtain and separately maintain the personnel and infrastructure associated with these services with a complement of full time, skilled employees. Also see Note 11. Commitments and Contingencies – Operating Leases.

Services performed under the Intercorporate Services Agreement have and will be provided under our direction, and Gaiam has no power to act independently on our behalf other than as specifically authorized under the agreement or from time to time by us. Gaiam and we have and will agree on the aggregate annual amount for a particular year for the services based upon a good faith estimate of the services required for that year and the estimated fees for such services. Upon a change to the annual amounts for a particular year, the parties have and will make appropriate payments to reflect such change. The annual amount and formula for various services making up the annual amount, as well as any quarterly changes, have and must be approved in writing by each of Gaiam’s and our board of directors.

During 2011, we completed a project for our Chairman to design and install an upgrade to an existing solar power system originally built in 1997 for his residence. The contract price or revenue recognized was $244,000, which was priced at a customary rate for work performed for employees.

In consideration for Gaiam providing additional services under our Intercorporate Services Agreement with Gaiam and agreeing to amend our existing Intercorporate Services Agreement and Tax Sharing Agreement with Gaiam, we expensed during 2011 additional fees payable to Gaiam of $672,000.